COMMITMENTS, CONTINGENCIES AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS, CONTINGENCIES AND CHARGES [Abstract]
Schedule of Future Minimum Rental Payments	As of December 31, 2013, the Company is required to make the following minimum lease payments under operating leases for its motor vehicles and facilities:
2014	$936
2015	595
2016	304

Total	$1,835